Document and Entity Information	9 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	CUBIC ENERGY INC
Entity Central Index Key	0000319156
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	true
Amendment Description	This Amendment No. 3 amends and restates the Annual Report and quarterly information contained in the original S-1 filed January 10, 2014.
Pre-Effective Amendment Number	3
Entity Filer Category	Smaller Reporting Company